Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Marketable securities, commodities, timedeposits, and derivative financial instruments
(USD millions)	2023	2022

Commodities	111	111

Debt securities		9

Time deposits and short-term investments with original maturity more than 90 days	569	11 089

Derivative financial instruments	355	204

Total marketable securities, commodities, time deposits and derivative financial instruments	1 035	11 413

Cash and cash equivalents
(USD millions)	2023	2022

Current accounts	3 207	2 877

Time deposits and short-term investments with original maturity less than 90 days	10 186	4 640

Total cash and cash equivalents	13 393	7 517